Concentration of Credit Risk, Significant Customers and Geographic Information - Summary of Long-lived Assets by Geographical Area (Detail) - Rocket Lab USA, Inc. - Long Lived Assets [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Concentration Risk [Line Items]
Long-Lived Assets	$ 91,216	$ 67,055
Percentage of Long-Lived Assets	100.00%	100.00%
UNITED STATES
Concentration Risk [Line Items]
Long-Lived Assets	$ 34,303	$ 30,693
Percentage of Long-Lived Assets	38.00%	46.00%
NEW ZEALAND
Concentration Risk [Line Items]
Long-Lived Assets	$ 43,323	$ 36,362
Percentage of Long-Lived Assets	47.00%	54.00%
CANADA
Concentration Risk [Line Items]
Long-Lived Assets	$ 13,590
Percentage of Long-Lived Assets	15.00%	0.00%